Investment In Oxford City Football Club (Trading) Limited And Business Combination (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended
	Jul. 30, 2013	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jul. 03, 2013	Apr. 29, 2013
Customer Advances And Deposits			$ 111,742
Business Acquisition, Date of Acquisition Agreement		Feb. 11, 2003	Apr. 30, 2012
Business Acquisition, Effective Date of Acquisition		Jul. 10, 2014	May 01, 2012
Share Issuance under Agreement		26,346	26,346
Intangible assets is the fair value of trade names with a useful life			12 months
Advanced	111,742			111,742
OXFC Basketball League
Business Acquisition, Date of Acquisition Agreement			Oct. 01, 2013
Finite-Lived Intangible Assets, Net			8,437
Oxfc Llc [Member]
Business Acquisition, Date of Acquisition Agreement		Apr. 29, 2013	Apr. 29, 2013
Business Acquisition, Effective Date of Acquisition			May 01, 2012
Share Issuance under Agreement			26,346
Business Acquisition, Percentage of Voting Interests Acquired		1.00%	1.00%
Finite-Lived Intangible Assets, Net			$ 481,599
Oxfc Trading Limited [Member]
Outstanding capital stock			The remaining outstanding capital stock is held by the following shareholders (i) 1% by Guerriero, LLC, a company controlled by the Company's CEO and Director, Mr. Thomas Guerriero (ii) 50% by Oxford City Youth Football Club Limited, a charity located in Oxford, England.
Business Acquisition, Date of Acquisition Agreement					Jul. 01, 2013
Business Acquisition, Percentage of Voting Interests Acquired					49.00%	100.00%